Earnings (Loss) Per Share - Calculation of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Common shareholders’ net income (loss) for basic earnings per share	$ 2,404	$ 2,618
Add: Increase in income due to convertible instruments	10	10
Common shareholders’ net income (loss) on a diluted basis	$ 2,414	$ 2,628
Weighted average number of common shares outstanding for basic earnings per share (in shares)	585	592
Add: Dilutive impact of stock options (in shares)	0	1
Dilutive impact of convertible instruments (in shares)	4	4
Weighted average number of common shares outstanding on a diluted basis (in shares)	589	597
Basic earnings (loss) per share (in CAD per share)	$ 4.11	$ 4.42
Diluted earnings (loss) per share (in CAD per share)	$ 4.10	$ 4.40
Stock Option
Earnings per share [line items]
Stock options excluded from computation of earnings per share (in shares)	1	1